Post-employment benefits - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%	0.50%
Actuarial assumption of discount rates | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.90%	6.20%	6.90%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.50%)	(5.80%)	(6.40%)
Actuarial assumption of discount rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	8.90%	11.00%	11.20%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(7.80%)	(9.40%)	(9.60%)
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	8.20%	8.60%	8.60%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(7.40%)	(7.80%)	(7.70%)
Actuarial assumption of discount rates | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.00%	5.10%	5.30%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.60%)	(4.70%)	(4.80%)
Actuarial assumption of discount rates | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	6.00%	6.20%	6.60%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.50%)	(5.70%)	(6.10%)
Actuarial assumption of discount rates | Turkey
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	3.80%	6.20%	6.10%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.50%)	(5.70%)	(5.60%)
Actuarial assumption of discount rates | Japan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	4.40%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.20%)
Actuarial assumption of discount rates | Slovakia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	12.20%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(10.80%)
Actuarial assumption of discount rates | Spain
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	6.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.60%)
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%	0.50%
Actuarial assumption of expected rates of salary increases | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.40%)	(5.70%)	(6.30%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	5.70%	6.00%	6.70%
Actuarial assumption of expected rates of salary increases | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.90%)	(1.10%)	(1.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.90%	1.20%	1.40%
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(7.40%)	(7.70%)	(7.70%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	8.10%	8.40%	8.40%
Actuarial assumption of expected rates of salary increases | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.40%)	(4.40%)	(4.60%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	4.70%	4.70%	5.00%
Actuarial assumption of expected rates of salary increases | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.50%)	(5.60%)	(6.00%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	5.90%	6.00%	6.50%
Actuarial assumption of expected rates of salary increases | Turkey
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(3.60%)	(5.50%)	(5.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	3.80%	6.00%	5.90%
Actuarial assumption of expected rates of salary increases | Japan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.10%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	4.30%
Actuarial assumption of expected rates of salary increases | Slovakia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(10.20%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	11.40%
Actuarial assumption of expected rates of salary increases | Spain
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.60%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	6.00%
Actuarial assumption of mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%	10.00%	10.00%
Percentage of reasonably possible increase in actuarial assumption	10.00%	10.00%	10.00%
Actuarial assumption of mortality rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	1.10%	1.70%	1.60%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(1.10%)	(1.60%)	(1.50%)